Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances	$ 250,000	$ 250,000
Working capital	45,900,000	41,600,000
Decreased in working capital	3,600,000	18,500,000
Cash from operating activities	500,000	14,300,000
Liquidity needs	5,000,000	5,000,000
Sale and issuance of convertible notes	2,900,000
Loan Agreement	2,000,000
Merchandise-in-transit amounted	413,628	957,735	$ 4,053,610
Other Assets, Miscellaneous, Current	2,204,192	1,796,680	3,185,681
Domain name	250,000
Vendors accounts payable		33,100,000
Credit card payable		3,300,000
Allowances for sales returns	1,210,692	549,250	738,465
Products are delivered	1,169,758	3,098,119
Revenue	3,533,519	3,414,019
Advertising costs expense	1,100,000	31,500,000	42,400,000	$ 9,700,000
Advertising revenue		230,157	353,985
Customer deposits		3,098,119	15,497,857
Accrued expenses		3,414,019	$ 2,855,998
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vendors accounts payable	34,800,000	33,900,000
Credit card payable	$ 3,300,000	$ 6,700,000